OTHER LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Other liabilities	$ 38.2	$ 63.0
Yatela liability	18.5	18.5
Other liabilities	1.0	11.6
Current portion of other liabilities	18.6	22.7
Non-current portion of other liabilities	19.6	40.3
Hedge derivatives
Disclosure of detailed information about financial instruments [line items]
Other liabilities	4.8	0.7
Non-hedge derivative
Disclosure of detailed information about financial instruments [line items]
Other liabilities	13.9	3.0
Embedded derivative - Rosebel power purchase agreement
Disclosure of detailed information about financial instruments [line items]
Other liabilities	$ 0.0	$ 29.2